Zacks Market Neutral Fund
SUMMARY SECTION ZACKS MARKET NEUTRAL FUND
Investment Objective
The Zacks Market Neutral Fund seeks to generate positive returns in both rising and falling equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 26 of this Prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks Market Neutral Fund (USD $)	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire Fee	20.00	20.00
Overnight check delivery fee	15.00	15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00	15.00
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks Market Neutral Fund		Class A Shares	Class C Shares
Management fees		1.10%	1.10%
Distribution and/or service ( Rule 12b-1) fees		0.25%	1.00%
Other expenses (including dividend and interest expense on short sales of 2.71%)		3.35%	3.35%
Total annual fund operating expenses		4.70%	5.45%
Expense waiver and reimbursements	[1]	(0.34%)	(0.34%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	4.36%	5.11%
[1]	The Fund's advisor has contractually agreed to waive its fee s and /or pay operating expenses of the Fund to ensure that total annual fund operating expenses (excluding , as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses ) do not exceed 1.65% and 2.40% of the average daily net assets for Class A Shares and Class C Shares of the Fund respectively. This agreement will remain in effect until March 31, 2016 and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund , subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	987	1,820	2,725	5,014
Class C Shares	611	1,530	2,612	5,274

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Zacks Market Neutral Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	987	1,820	2,725	5,014
Class C Shares	511	1,530	2,612	5,274

The example does not reflect sales load on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher. Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2012 was 80% of the average value of its portfolio.

Principal Investment Strategies

The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The Fund seeks a total return greater than the return on three-month U.S. Treasury Bills. The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The Fund has a long position in a security when it owns the security and has “sold short” a position when it sells a security it does not own. When the Fund has “sold short,” it must borrow the security in order to settle the sale and buy the security at a later date to pay back the lender. The Fund will not make a short sale if the market value of all short positions would exceed 100% of the value of the Fund’s net assets giving effect to such sale. The Fund will maintain long positions in stocks that Zacks Investment Management, Inc. (the “Advisor”) believes will outperform the market and short positions in stocks that the Advisor believes will underperform the market. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. Under normal circumstances, the Fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

The Fund pursues its investment objective by applying a hybrid research process, which uses both quantitative and qualitative criteria. One proprietary model the Advisor uses to quantitatively assess the attractiveness of a large universe of stocks is based primarily on an analysis of changing patterns of earnings estimates for a company (the "Zacks Rank"). Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ ADRs ”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments and changes in the regulatory environment of foreign countries could adversely affect the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments.

Performance

The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by comparing the performance of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Annual Total Return (before taxes) For Class A Shares

For each calendar year at NAV

Class A Shares
Highest Calendar Quarter Return at NAV (non-annualized):	5.40%	Quarter Ended 6/30/2012
Lowest Calendar Quarter Return at NAV (non-annualized):	(4.65)%	Quarter Ended 6/30/2009

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Zacks Market Neutral Fund	1 Year	3 Years	Since Inception	Inception Date
Class A Shares	(6.58%)	(1.05%)	(3.78%)	Jul. 24, 2008
Class A Shares - Return After Taxes on Distributions	(6.58%)	(1.05%)	(3.82%)	Jul. 24, 2008
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.28%)	(0.89%)	(3.20%)	Jul. 24, 2008
Class C Shares	(2.66%)	0.13%	(3.22%)	Jul. 24, 2008
Citigroup 3-Month T-Bill Index (Reflects no deductions for fees, expenses or taxes)	0.07%	0.09%	0.22%	Jul. 24, 2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks All-Cap Core Fund
SUMMARY SECTION ZACKS ALL-CAP CORE FUND
Investment Objectives
The Zacks All-Cap Core Fund primarily seeks capital appreciation and secondarily seeks to provide shareholders with income through dividends.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 26 of this Prospectus.

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees Zacks All-Cap Core Fund (USD $)	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Wire Fee	20.00	20.00
Overnight check delivery fee	15.00	15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00	15.00
[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Zacks All-Cap Core Fund		Class A Shares	Class C Shares
Management fees		0.90%	0.90%
Distribution and/or service ( Rule 12b-1) fees		0.25%	1.00%
Other expenses		0.89%	0.89%
Total annual fund operating expenses		2.04%	2.79%
Expense waiver and reimbursements	[1]	(0.39%)	(0.39%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.65%	2.40%
[1]	The Fund's advisor has contractually agreed to waive its fee s and /or pay operating expenses of the Fund to ensure that total annual fund operating expenses (excluding , as applicable, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.65% and 2.40% of the average daily net assets for Class A Shares and Class C Shares of the Fund , respectively. This agreement is in effect until March 31, 2016 and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Funds', subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Zacks All-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	733	1,065	1,503	2,714
Class C Shares	343	748	1,365	3,028

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Zacks All-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	733	1,065	1,503	2,714
Class C Shares	243	748	1,365	3,028

The example does not reflect sales loads on reinvested dividends and capital gains. If these sales loads were included, your costs would be higher. Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2012 was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objectives by applying a hybrid research process, which uses both quantitative and qualitative criteria. Zacks Investment Management, Inc. (the “Advisor”) uses the Zacks Rank, a proprietary model, to quantitatively assess the attractiveness of a large universe of stocks based primarily on an analysis of changing patterns of earnings estimates for a company. The primary aim of the Zacks Rank model is to identify those companies most likely to experience positive earnings estimate revisions. From a smaller universe of stocks that are highly ranked by the quantitative model (approximately 300 securities), the portfolio managers select stocks with strong earnings potential using traditional "bottom-up" valuation metrics. Portfolio construction is driven by modern portfolio theory incorporating strict risk controls. Under normal circumstances, the Advisor expects to invest primarily in equity securities with an emphasis on equity securities of U.S. issuers. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors and over 200 industry groups. The Advisor allocates assets opportunistically based on market information and is not constrained by market capitalization or style parameters. Sector, capitalization and style allocations generally result from market trends regarding earnings information.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Investment Risks

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risks of Mid-Cap and Small-Cap Companies. The Fund may invest in equity securities of companies of any size capitalization, including mid-cap and small-cap companies. The securities of mid-cap or small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments and changes in the regulatory environment of foreign countries could adversely affect the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments.

Performance

The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class A Shares and by comparing the performance of the Fund with the performance of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Annual Total Return (before taxes) For Class A Shares For each calendar year at NAV

Class A Shares
Highest Calendar Quarter Return at NAV (non-annualized):	12.90%	Quarter Ended 9/30/2009
Lowest Calendar Quarter Return at NAV (non-annualized):	(19.20) %	Quarter Ended 12/31/2008

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Zacks All-Cap Core Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	6.33%	(1.05%)	2.45%	Dec. 05, 2005
Class A Shares - Return After Taxes on Distributions	6.31%	(1.07%)	2.25%	Dec. 05, 2005
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.14%	(0.89%)	2.06%	Dec. 05, 2005
Class C Shares	10.96%	(0.61%)	2.54%	Dec. 05, 2005
Russell 3000 Index (Reflects no deductions for fees, expenses or taxes)	16.42%	2.04%	4.15%	Dec. 05, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for the Class A shares and after-tax returns for Class C shares will vary.

Zacks Small-Cap Core Fund
SUMMARY SECTION ZACKS SMALL-CAP CORE FUND
Investment Objective
The Zacks Small-Cap Core Fund seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Zacks Small-Cap Core Fund.
SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees (USD $)	Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed, if applicable)	2.00%
Wire Fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses		Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares
Management fees		0.90%
Distribution and/or service ( Rule 12b-1) fees		0.25%
Other expenses		27.89%
Total annual fund operating expenses		29.04%
Expense waiver and reimbursements	[1]	(27.65%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.39%
[1]	The Fund's advisor has contractually agreed to waive its fees and /or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding , as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses ) do not exceed 1.39% of the average daily net assets of the Fund. This agreement will remain in effect until March 31, 2016 and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Zacks Small-Cap Core Fund Zacks Small-Cap Core Fund Shares	142	440	5,440	10,536

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended November 30, 201 2 was 173 % of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by applying a hybrid research process which uses both quantitative and qualitative criteria. Zacks Investment Management, Inc. (the “Advisor”) uses a proprietary model to quantitatively assess the attractiveness of a large universe of stocks based on potential capital appreciation. The primary aim of the quantitative model is to identify those companies most likely to generate positive alpha, or excess return over the market, when adjusted for stock beta, or movement with the market. From a smaller universe of stocks that are highly ranked by the quantitative model, the portfolio managers select small-cap stocks with attractive risk/return characteristics based on qualitative criteria. Portfolio construction incorporates risk controls.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in a diversified portfolio of equity securities of small capitalization companies, with an emphasis on equity securities of U.S. issuers. The Fund’s investments in equity securities may include common stock, preferred stocks and convertible securities. The Fund considers small capitalization companies to be companies within the range of those companies included in the Russell 2000 Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization companies in which the Fund invests may vary with market conditions. As of February 2 8 , 201 3 , the market capitalizations of companies included in the Russell 2000 Index were between $ 2.2 million and $ 6.2 billion. The Fund is designed to be a “core” fund that seeks to combine both value and growth characteristics within the small-cap universe. The Fund seeks to diversify its assets by investing in securities from a pool of more than one dozen industry sectors. The Advisor allocates assets opportunistically based on market information and is not constrained by investment style parameters. Sector and style allocations generally result from a hybrid research process. Although not a primary investment strategy, the Fund may engage in short-sale transactions up to 25% of its net assets.

Under normal circumstances, the Fund invests primarily in equity securities of U.S. issuers. The Fund also may invest in equity securities of Canadian issuers and American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. In addition, the Fund may invest in exchange traded funds (“ETFs”), which are investment funds traded on stock exchanges, that seek to track the returns of various equity indices.

Principal Investment Risks

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Management Risk. The Fund is an actively managed portfolio. In acting as the Fund’s advisor, the Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Small-Cap Companies Risk. The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger-sized companies or the market averages in general.

Income and Distribution Risk. The income that shareholders receive from the Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short and long term.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs and Canadian issuers, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments and changes in the regulatory environment of foreign countries could adversely affect the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments.

Short Sales Risk. In order to establish a short position in a security, the Fund must first borrow the security from a broker or other institution to complete the sale. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss.

ETF Risk. Investing in one or more ETFs will generally expose the Fund to the risks associated with owning the underlying securities the ETF is designed to track and to management and other risks associated with the ETF itself. The potential lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, as an investor in an ETF, the Fund will bear a proportionate share of the ETF’s fees and expenses, which may adversely affect the Fund’s performance.

Performance

The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year by comparing the performance of the Fund with the performance of a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.zacksfunds.com.

Annual Total Return (before taxes) For the calendar year at NAV

Highest Calendar Quarter Return at NAV (non-annualized):	10.21%	Quarter Ended 3/31/12
Lowest Calendar Quarter Return at NAV (non-annualized):	(1.21)%	Quarter Ended 6/30/12

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Zacks Small-Cap Core Fund	1 Year	Since Inception	Inception Date
Zacks Small-Cap Core Fund Shares	19.48%	9.12%	Jun. 30, 2011
Zacks Small-Cap Core Fund Shares - Return After Taxes on Distributions	19.18%	8.93%	Jun. 30, 2011
Zacks Small-Cap Core Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	13.06%	7.77%	Jun. 30, 2011
Russell 2000 Index (Reflects no deductions for fees, expenses or taxes )	16.35%	3.28%	Jun. 30, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Furthermore, the after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.